Disclosures on the effects of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Schedule of assets held in foreign currency subject to fluctuations in exchange rates

Class of Asset	Currency	As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$
Cash and cash equivalents	USD	1,167,601	1,020,101
Cash and cash equivalents	CLP	277,692	214,361
Cash and cash equivalents	CNY	257,773	76,807
Cash and cash equivalents	EUR	10,493	6,716
Cash and cash equivalents	GBP	1	2
Cash and cash equivalents	AUD	20,338	40,954
Cash and cash equivalents	MXN	220	2,038
Cash and cash equivalents	AED	20	1
Cash and cash equivalents	JPY	1,487	910
Cash and cash equivalents	NOK	—	1
Cash and cash equivalents	ZAR	12,768	10,978
Cash and cash equivalents	KRW	888	4,979
Cash and cash equivalents	IDR	—	3
Cash and cash equivalents	MAD	991	—
Cash and cash equivalents	CAD	49	—
Subtotal cash and cash equivalents		1,750,321	1,377,851
Other current financial assets	USD	318,013	1,079,559
Other current financial assets	BRL	113	36
Other current financial assets	CLP	657,893	—
Other current financial assets	COP	622	—
Subtotal other current financial assets		976,641	1,079,595
Other current non-financial assets	USD	23,345	20,185
Other current non-financial assets	AUD	2,686	2,476
Other current non-financial assets	CLF	235	153
Other current non-financial assets	CLP	83,986	151,604
Other current non-financial assets	CNY	6,220	20,557
Other current non-financial assets	EUR	707	482
Other current non-financial assets	COP	478	313
Other current non-financial assets	MXN	2,543	2,267
Other current non-financial assets	THB	—	—
Other current non-financial assets	JPY	45	89
Other current non-financial assets	ZAR	45	44
Other current non-financial assets	KRW	—	2,535
Other current non-financial assets	MAD	29	—
Other current non-financial assets	INR	135	—
Other current non-financial assets	BRL	110	—
Other current non-financial assets	SEK	1,710	—
Other current non-financial assets	CAD	14	—
Subtotal other non-financial current assets		122,288	200,705
Trade and other receivables	USD	486,896	407,361
Trade and other receivables	BRL	786	77
Trade and other receivables	CLF	1,286	1,171
Trade and other receivables	CLP	57,750	58,117
Trade and other receivables	CNY	36,901	82,539
Trade and other receivables	EUR	36,333	25,815
Trade and other receivables	GBP	392	284
Trade and other receivables	MXN	1,229	1,214

Class of Asset	Currency	As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$
Trade and other receivables	AED	2,225	763
Trade and other receivables	JPY	508	488
Trade and other receivables	AUD	4,893	9,893
Trade and other receivables	ZAR	15,159	14,600
Trade and other receivables	COP	3,380	3,812
Trade and other receivables	PEN	3	3
Trade and other receivables	INR	821	—
Trade and other receivables	MAD	4	—
Trade and other receivables	KRW	457	—
Trade and other receivables	CAD	32	—
Subtotal trade and other receivables		649,055	606,137
Receivables from related parties	USD	18,953	20,061
Receivables from related parties	EUR	1,338	1,899
Receivables from related parties	AUD	16,508	6,746
Subtotal receivables from related parties		36,799	28,706
Current inventories	USD	1,803,478	1,702,185
Subtotal Current Inventories		1,803,478	1,702,185
Current tax assets	USD	429,732	571,818
Current tax assets	BRL	40	4
Current tax assets	CLP	2,978	2,040
Current tax assets	CNY	—	348
Current tax assets	EUR	1,596	281
Current tax assets	MXN	4,738	4,115
Current tax assets	JPY	—	—
Current tax assets	PEN	2,094	1,804
Current tax assets	ZAR	—	28
Current tax assets	COP	482	2,614
Current tax assets	KRW	1	2
Current tax assets	AUD	133	89
Subtotal current tax assets		441,794	583,143
Non-current assets or groups of assets classified as held for sale	USD	118	118
Subtotal Non-current assets or groups of assets classified as held for sale		118	118
Total current assets		5,780,494	5,578,440
Other non-current financial assets	USD	76,244	60,706
Subtotal Other non-current financial assets		76,244	60,706
Other non-current non-financial assets	USD	71,590	74,245
Other non-current non-financial assets	CNY	242,758	289,921
Subtotal Other non-current non-financial assets		314,348	364,166
Other receivables, non-current	USD	780	1,785
Other receivables, non-current	CLF	1,675	63
Other receivables, non-current	MXN	349	220
Other receivables, non-current	KRW	—	240
Other receivables, non-current	CLP	489	419
Other receivables, non-current	PEN	2	—
Subtotal Other receivables, non-current		3,295	2,727
Investments classified using the equity method of accounting	USD	43,383	29,869
Investments classified using the equity method of accounting	AED	—	324
Investments classified using the equity method of accounting	EUR	12,634	9,610
Investments classified using the equity method of accounting	AUD	575,182	545,991
Subtotal Investments classified using the equity method of accounting		631,199	585,794
Intangible assets other than goodwill	USD	2,553,052	167,968

Class of Asset	Currency	As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$
Subtotal intangible assets other than goodwill		2,553,052	167,968
Purchases goodwill, gross	USD	958	948
Subtotal Purchases goodwill, gross		958	948
Property, plant and equipment	USD	4,839,490	4,433,645
Subtotal property, plant and equipment		4,839,490	4,433,645
Right-of-use assets	USD	70,336	84,070
Subtotal Right-of-use assets		70,336	84,070
Non-current tax assets	USD	59,541	59,541
Subtotal non-current tax assets		59,541	59,541
Deferred tax assets	USD	176,003	157,564
Subtotal Deferred tax assets		176,003	157,564
Total non-current assets		8,724,466	5,917,129
Total assets		14,504,960	11,495,569

Schedule of liabilities held in foreign currencies

		As of December 31, 2025			As of December 31, 2024
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	120,769	327,825	448,594	349,671	795,283	1,144,954
Other current financial liabilities	CLF	21,809	352	22,161	18,206	308	18,514
Subtotal other current financial liabilities		142,578	328,177	470,755	367,877	795,591	1,163,468
Lease liabilities, current	USD	—	14,246	14,246	—	14,311	14,311
Lease liabilities, current	CLF	—	1,680	1,680	—	2,433	2,433
Lease liabilities, current	MXN	—	3,832	3,832	—	2,828	2,828
Lease liabilities, current	EUR	—	465	465	—	451	451
Lease liabilities, current	AUD	—	1,278	1,278	—	2,671	2,671
Lease liabilities, current	INR	—	18	18	—	35	35
Lease liabilities, current	BRL	—	37	37	—	16	16
Lease liabilities, current	COP	—	—	—	—	266	266
Lease liabilities, current	CLP	—	36	36	—	—	—
Lease liabilities, current	CNY	—	561	561	—	—	—
Lease liabilities, current	JPY	—	43	43	—	—	—
Subtotal Lease liabilities, current		—	22,196	22,196	—	23,011	23,011
Trade and other payables	USD	81,056	13,261	94,317	102,724	14,579	117,303
Trade and other payables	CLF	10,607	—	10,607	5,020	—	5,020
Trade and other payables	BRL	181	—	181	6	—	6
Trade and other payables	THB	—	—	—	—	—	—
Trade and other payables	CLP	153,014	3	153,017	176,474	3	176,477
Trade and other payables	CNY	12,657	3,372	16,029	33,052	—	33,052
Trade and other payables	EUR	79,420	59	79,479	99,605	—	99,605
Trade and other payables	GBP	41	—	41	18	—	18
Trade and other payables	MXN	—	341	341	—	1,484	1,484
Trade and other payables	AUD	27,500	—	27,500	36,431	—	36,431
Trade and other payables	ZAR	1,351	—	1,351	—	1,562	1,562
Trade and other payables	AED	—	—	—	—	—	—
Trade and other payables	JPY	—	—	—	—	—	—
Trade and other payables	CHF	21	—	21	21	—	21
Trade and other payables	COP	—	398	398	—	325	325
Trade and other payables	CAD	59	—	59	9	—	9
Trade and other payables	KRW	—	147	147	107	—	107

		As of December 31, 2025			As of December 31, 2024
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other payables	INR	240	—	240	29	—	29
Trade and other payables	PEN	492	—	492	—	—	—
Subtotal trade and other payables		366,639	17,581	384,220	453,496	17,953	471,449
Trade payables due to related parties	USD	—	47,588	47,588	—	5,827	5,827
Trade payables due to related parties	AUD	5,818	—	5,818	4,438	—	4,438
Subtotal Trade payables due to related parties		5,818	47,588	53,406	4,438	5,827	10,265
Other current provisions	USD	311,344	8,154	319,498	28,064	270,161	298,225
Other current provisions	CLP	507	—	507	480	—	480
Other current provisions	JPY	—	—	—	12,492	—	12,492
Subtotal other current provisions		311,851	8,154	320,005	41,036	270,161	311,197

Current tax liabilities	USD	—	108,123	108,123	—	68,300	68,300
Current tax liabilities	CLP	—	—	—	—	290	290
Current tax liabilities	EUR	—	1,271	1,271	—	1,139	1,139
Current tax liabilities	CNY	—	1,544	1,544	—	8,644	8,644
Current tax liabilities	JPY	—	63	63	—	143	143
Current tax liabilities	AUD	—	28	28	—	388	388
Current tax liabilities	ZAR	—	522	522	—	33	33
Current tax liabilities	KRW	—	806	806	—	381	381
Current tax liabilities	PEN	—	708	708	—	433	433
Current tax liabilities	COP	—	—	—	—	90	90
Current tax liabilities	BRL	—	29	29	—	—	—
Subtotal current tax liabilities		—	113,094	113,094	—	79,841	79,841
Provisions for employee benefits, current	USD	63,811	419	64,230	29,265	—	29,265
Provisions for employee benefits, current	AUD	2,252	—	2,252	939	—	939
Provisions for employee benefits, current	EUR	380	—	380	—	—	—
Provisions for employee benefits, current	CLP	666	—	666	930	—	930
Provisions for employee benefits, current	PEN	255	—	255	141	—	141
Provisions for employee benefits, current	MXN	310	—	310	271	—	271
Subtotal Provisions for employee benefits, current		67,674	419	68,093	31,546	—	31,546
Other current non-financial liabilities	USD	253,895	108	254,003	38,607	220	38,827
Other current non-financial liabilities	BRL	49	—	49	18	—	18
Other current non-financial liabilities	CLP	36,935	37,075	74,010	32,749	34,577	67,326
Other current non-financial liabilities	CNY	475	17	492	12,287	—	12,287
Other current non-financial liabilities	EUR	2,579	3,617	6,196	4,050	—	4,050
Other current non-financial liabilities	MXN	971	—	971	890	—	890
Other current non-financial liabilities	JPY	32	—	32	93	—	93
Other current non-financial liabilities	PEN	121	—	121	96	—	96
Other current non-financial liabilities	COP	269	—	269	233	—	233
Other current non-financial liabilities	ARS	—	—	—	1,454	—	1,454
Other current non-financial liabilities	ZAR	866	16	882	756	31	787
Other current non-financial liabilities	KRW	3	—	3	1,978	—	1,978
Other current non-financial liabilities	INR	39	—	39	—	—	—
Subtotal other current non-financial liabilities		296,234	40,833	337,067	93,211	34,828	128,039
Total current liabilities		1,190,794	578,042	1,768,836	991,604	1,227,212	2,218,816

		As of December 31, 2025
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	—	1,791	293,291	448,360	2,655,063	3,398,505
Other non-current financial liabilities	CLF	—	—	—	186,592	635,460	822,052
Subtotal Other non-current financial liabilities		—	1,791	293,291	634,952	3,290,523	4,220,557
Non-current lease liabilities	USD	—	1,391	—	17,390	—	18,781
Non-current lease liabilities	CLP	—	—	—	15	—	15
Non-current lease liabilities	CLF	—	6	—	5,622	—	5,628
Non-current lease liabilities	EUR	—	—	—	2,398	—	2,398
Non-current lease liabilities	MXN	—	—	—	4,240	—	4,240
Non-current lease liabilities	JPY	—	—	—	19,668	—	19,668
Non-current lease liabilities	BRL	—	—	—	52	—	52
Subtotal non-current lease liabilities		—	1,397	—	49,385	—	50,782
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	20,837	—	—	23,591	44,428
Other non-current provisions	AUD	—	—	—	—	10,016	10,016
Subtotal Other non-current provisions		—	20,837	—	—	33,607	54,444
Deferred tax liabilities	USD	—	311,213	—	—	—	311,213
Subtotal Deferred tax liabilities		—	311,213	—	—	—	311,213
Provisions for employee benefits, non-current	USD	—	1,225	—	—	—	1,225
Provisions for employee benefits, non-current	CLP	—	24,875	—	—	18,277	43,152
Provisions for employee benefits, non-current	MXN	—	425	—	—	—	425
Provisions for employee benefits, non-current	AUD	—	—	—	—	268	268
Provisions for employee benefits, non-current	EUR	—	—	—	—	87	87
Provisions for employee benefits, non-current	JPY	92	—	—	—	—	92
Subtotal Provisions for employee benefits, non-current		92	26,525	—	—	18,632	45,249
Total non-current liabilities		92	361,763	293,291	684,337	3,342,762	4,682,245
Total liabilities							6,451,081

	As of December 31, 2024
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	—	—	129,683	—	3,120,228	3,249,911
Other non-current financial liabilities	CLF	—	—	—	—	350,671	350,671
Subtotal Other non-current financial liabilities		—	—	129,683	—	3,470,899	3,600,582
Non-current lease liabilities	USD	—	23,456	—	10,721	—	34,177
Non-current lease liabilities	CLP	—	36	—	56	—	92
Non-current lease liabilities	CLF	—	7,287	—	—	—	7,287
Non-current lease liabilities	MXN	—	—	—	19,245	—	19,245
Non-current lease liabilities	EUR	—	—	—	—	—	—
Non-current lease liabilities	AUD	—	—	—	—	—	—
Subtotal non-current lease liabilities		—	30,779	—	30,022	—	60,801
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	33,651	—	—	19,666	53,317
Subtotal Other non-current provisions		—	33,651	—	—	19,666	53,317
Deferred tax liabilities	USD	—	298,379	—	—	—	298,379
Subtotal Deferred tax liabilities		—	298,379	—	—	—	298,379
Provisions for employee benefits, non-current	USD	1,529	12,383	—	—	13,343	27,255
Provisions for employee benefits, non-current	CLP	37,791	—	—	—	—	37,791
Provisions for employee benefits, non-current	MXN	294	—	—	—	—	294
Provisions for employee benefits, non-current	AUD	180	—	—	—	—	180
Provisions for employee benefits, non-current	JPY	—	—	—	—	—	—
Provisions for employee benefits, non-current	EUR	87	—	—	—	—	87
Subtotal Provisions for employee benefits, non-current		39,881	12,383	—	—	13,343	65,607
Total non-current liabilities		39,881	375,192	129,683	30,022	3,503,908	4,078,686
Total liabilities							6,297,502

Schedule of exchange rate changes on the statement of income explanatory

Foreign currency exchange rate changes	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Foreign currency translation loss	(2,107)	(8,607)	(22,293)
Foreign currency translation reserve	49,462	(34,516)	3,177
Total	47,355	(43,123)	(19,116)